UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10637

        Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.7% (3.9% of Total Investments)

$2,105	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,927,570
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 13.7% (9.3% of Total Investments)

1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University Project,	5/12 at 100.00	A2	1,264,748
	Series 2002, 5.750%, 5/01/16

2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University	10/12 at 100.00	AA	2,236,600
	Project, Series 2002B, 5.500%, 10/01/22

1,000	Ohio State University, General Receipts Bonds, Series 1999A, 5.800%, 12/01/29	12/09 at 101.00	AA	1,119,770

	Healthcare - 23.8% (16.1% of Total Investments)

845	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	884,766
	Summa Health System Project, Series 1998A, 5.000%, 11/15/08

1,750	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series	8/12 at 101.00	A	1,826,055
	2002A, 5.500%, 8/15/22

1,425	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999,	4/10 at 101.00	A3	1,584,158
	6.750%, 4/01/18

1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%, 9/01/12	9/11 at 100.00	AA	1,115,380

500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	507,940
	(WI, settling 11/18/04)

1,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	A-	1,013,810
	Bonds, Series 1998, 5.375%, 11/01/29

1,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	1,069,990
	Obligated Group, Series 2000B, 6.375%, 11/15/30

	Housing/Single Family - 5.3% (3.6% of Total Investments)

390	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	411,161
	Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

895	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	896,190
	Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

425	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	462,098
	Bonds, Series 2000F, 5.625%, 9/01/16

	Long-Term Care - 1.5% (1.0% of Total Investments)

500	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	514,480
	5.750%, 10/01/19

	Tax Obligation/General - 48.0% (32.5% of Total Investments)

2,000	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, Unlimited Tax	12/08 at 102.00	AAA	2,152,620
	General Obligation School Improvement Bonds, Series 1998, 5.300%, 12/01/25 - FGIC Insured

300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	324,306

1,475	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002, 5.750%,	12/12 at 101.00	Aaa	1,708,861
	12/01/21 - FGIC Insured

2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa3	2,168,100
	12/01/28

1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22	12/12 at 100.00	AA-	1,092,380

1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	6/13 at 100.00	Aaa	1,063,450
	12/01/22 - MBIA Insured

1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 - AMBAC Insured	12/12 at 100.00	Aaa	1,334,516

1,190	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	1,233,066
	5.125%, 12/01/29 - FSA Insured

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/20	9/11 at 100.00	AA+	1,071,610

1,000	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,	6/14 at 100.00	AAA	1,100,800
	Series 2004A, 5.250%, 12/01/21 - FGIC Insured

1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	1,689,958
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20 - FGIC
	Insured

1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AA+	1,222,411

	Tax Obligation/Limited - 22.6% (15.3% of Total Investments)

500	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	545,935
	5.000%, 12/01/18 - FGIC Insured

1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series 2003,	5/13 at 100.00	A	1,014,530
	5.000%, 11/01/30

2,000	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	2,262,620
	5.500%, 12/01/09 - MBIA Insured

1,250	Ohio Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series	4/12 at 100.00	AAA	1,413,000
	2002A, 5.500%, 4/01/18 - FSA Insured

2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	2,363,700
	1993L, 5.500%, 7/01/21 - FSA Insured

	Transportation - 9.2% (6.2% of Total Investments)

1,140	Columbus Municipal Airport Authority, Ohio, Airport Improvement Revenue Bonds, Port Columbus	No Opt. Call	AAA	1,271,932
	International Airport Project, Series 1998B, 5.250%, 1/01/11 - AMBAC Insured

1,550	Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 - FGIC Insured	No Opt. Call	AAA	1,820,274

	Utilities - 5.0% (3.4% of Total Investments)

1,500	Wadsworth, Ohio, Electric System Improvement Revenue Bonds, American Municipal Power Ohio Inc.,	2/12 at 100.00	Aaa	1,668,750
	Series 2002, 5.250%, 2/15/17 - MBIA Insured

	Water and Sewer - 12.9% (8.7% of Total Investments)

1,000	Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16 - MBIA	12/06 at 101.00	AAA	1,079,680
	Insured

1,500	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer	12/11 at 100.00	AAA	1,669,455
	District of Greater Cincinnati, Series 2001A, 5.250%, 12/01/18 - MBIA Insured

1,500	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%,	12/11 at 100.00	AAA	1,586,521
	12/01/21 - FSA Insured

$45,800	Total Long-Term Investments (cost $46,756,850) - 147.7%			49,693,191

	Other Assets Less Liabilities - 1.3%			460,662

	Preferred Shares, at Liquidation Value - (49.0)%			(16,500,000)

	Net Assets Applicable to Common Shares - 100%			$33,653,853

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $46,749,834.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$3,067,051
Depreciation	(123,694)

Net unrealized appreciation of investments	$2,943,357

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.